Business Combinations - Schedule of Pro-Forma Information, PRA Acquisition (Details) - PRA Health Sciences, Inc - USD ($) $ in Thousands	12 Months Ended	18 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Business Acquisition [Line Items]
Cash and cash equivalents		$ 0
Accounts receivable and unbilled revenue		0
Other current assets		14,465
Fixed assets		(6,137)
Operating lease right-of-use assets		(11,744)
Goodwill		70,436
Intangible assets		44,000
Deferred tax assets		(147,039)
Other assets		(1,166)
Accounts payable		0
Accrued expenses and other current liabilities		(37,496)
Current portion of operating lease liabilities		1,865
Unearned revenue		19,623
Non-current portion of operating lease liabilities		10,454
Non-current deferred tax liabilities		193,837
Other non-current liabilities		$ (151,098)
Amortization adjustment	$ 2,200
Accounting Standards Update 2021-08
Business Acquisition [Line Items]
Unearned revenue	$ 16,000